Quarterly Holdings Report
for
Fidelity® Series Long-Term Treasury Bond Index Fund
May 31, 2026
XS8-NPRT1-0726
1.9870218.109
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.69 to 4.88	33,617,000	21,110,425
US Treasury Bonds 1.25% 5/15/2050	4.88	24,500,000	11,528,398
US Treasury Bonds 1.375% 11/15/2040	2.32 to 3.49	240,063,000	154,184,212
US Treasury Bonds 1.75% 8/15/2041	1.97 to 4.77	283,940,000	189,175,025
US Treasury Bonds 1.875% 11/15/2051	3.11 to 4.80	353,820,000	192,472,553
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	436,940,641
US Treasury Bonds 1.875% 2/15/2051	2.30 to 4.79	417,705,000	229,770,381
US Treasury Bonds 2% 11/15/2041	1.85 to 4.09	836,780,000	576,168,794
US Treasury Bonds 2% 2/15/2050	4.82	170,649,000	98,489,804
US Treasury Bonds 2% 8/15/2051	1.90 to 4.92	835,220,000	470,822,651
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,427,240,000	851,047,598
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	603,124,338
US Treasury Bonds 2.25% 8/15/2046	3.02 to 5.04	188,041,000	121,712,474
US Treasury Bonds 2.25% 8/15/2049	2.55 to 4.83	240,147,000	148,065,635
US Treasury Bonds 2.375% 11/15/2049	4.26 to 4.94	361,492,000	228,248,308
US Treasury Bonds 2.375% 2/15/2042	2.60 to 3.32	690,660,000	501,021,064
US Treasury Bonds 2.375% 5/15/2051	4.78 to 5.08	40,874,000	25,321,124
US Treasury Bonds 2.5% 2/15/2045	2.99 to 4.23	686,749,000	477,907,558
US Treasury Bonds 2.5% 2/15/2046	3.02 to 4.87	186,618,000	127,753,142
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	93,396,419
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	146,065,316
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	187,118,568
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	191,648,622
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	321,661,945
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	8,066,928
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	184,262,087
US Treasury Bonds 2.875% 5/15/2049	1.40 to 4.92	596,099,000	420,110,081
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.96	269,780,000	184,988,988
US Treasury Bonds 2.875% 8/15/2045	3.36 to 4.04	18,732,000	13,802,411
US Treasury Bonds 3% 11/15/2044	2.99 to 3.82	172,537,000	131,128,120
US Treasury Bonds 3% 11/15/2045	1.74 to 4.73	393,262,000	295,007,947
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	362,141,439
US Treasury Bonds 3% 2/15/2048	2.53 to 3.88	424,609,000	310,428,986
US Treasury Bonds 3% 2/15/2049	4.28 to 5.19	368,387,000	266,591,313
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	62,614,505
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	119,323,220
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	173,219,899
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	148,333,161
US Treasury Bonds 3% 8/15/2052	4.17 to 5.04	236,480,000	166,210,337
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	48,072,248
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	125,238,946
US Treasury Bonds 3.125% 2/15/2043	3.14 to 5.01	72,321,000	57,509,320
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.93	273,142,000	203,746,861
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	60,655,112
US Treasury Bonds 3.25% 5/15/2042	4.64	16,800,000	13,769,437
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	310,991,000	241,601,133
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	99,688,547
US Treasury Bonds 3.5% 2/15/2039	3.03 to 4.37	97,534,000	87,342,459
US Treasury Bonds 3.625% 2/15/2044	1.64 to 3.82	106,657,000	89,912,684
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	331,880,000	263,209,362
US Treasury Bonds 3.625% 5/15/2053	3.85 to 4.94	427,000,000	338,330,781
US Treasury Bonds 3.625% 8/15/2043	4.12 to 5.02	85,132,000	72,169,323
US Treasury Bonds 3.75% 11/15/2043	3.09 to 4.82	56,869,000	48,922,890
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	94,999,249
US Treasury Bonds 3.875% 8/15/2040	4.78	189,600,000	172,299,000
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	251,320,000	225,942,571
US Treasury Bonds 4% 11/15/2052	5.03 to 5.04	334,000,000	283,586,875
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.80	92,400,000	83,138,343
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	501,600,000	434,961,658
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	45,249,273
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.99	288,600,000	255,557,554
US Treasury Bonds 4.25% 5/15/2039	3.03 to 4.73	13,257,000	12,755,719
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.74	604,000,000	534,988,283
US Treasury Bonds 4.375% 11/15/2039	4.63 to 4.84	169,400,000	163,901,117
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	152,224,000	150,666,082
US Treasury Bonds 4.375% 5/15/2040	4.06 to 4.75	114,924,900	110,696,022
US Treasury Bonds 4.375% 5/15/2041	3.88 to 4.79	20,568,000	19,636,013
US Treasury Bonds 4.375% 8/15/2043	4.91	42,800,000	40,069,828
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	604,100,000	557,990,183
US Treasury Bonds 4.5% 2/15/2044	4.85 to 4.92	72,500,000	68,730,566
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	81,600,000	81,482,063
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	47,399,730
US Treasury Bonds 4.625% 11/15/2044	4.83 to 4.88	59,000,000	56,584,688
US Treasury Bonds 4.625% 11/15/2045	4.71 to 4.78	126,800,000	121,173,250
US Treasury Bonds 4.625% 11/15/2055	4.67 to 5.00	446,500,000	421,523,906
US Treasury Bonds 4.625% 2/15/2040	4.62 to 4.85	30,743,000	30,463,191
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.92	668,900,000	630,891,229
US Treasury Bonds 4.625% 5/15/2044	4.68 to 4.75	205,600,000	197,713,311
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.94	481,200,000	453,681,375
US Treasury Bonds 4.75% 11/15/2043	4.73 to 4.93	633,900,000	620,776,292
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.85	738,000,000	709,143,049
US Treasury Bonds 4.75% 2/15/2041	4.82 to 4.87	126,671,100	126,260,408
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.92	58,200,000	56,090,250
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.00	642,600,000	618,502,500
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	241,800,000	232,817,507
US Treasury Bonds 4.875% 8/15/2045	4.70 to 4.97	279,400,000	275,896,587
US Treasury Bonds 5% 5/15/2037	1.70 to 4.41	116,927,000	122,640,894
US Treasury Bonds 5% 5/15/2045	4.79 to 4.89	90,000,000	90,362,110
US Treasury Bonds 5% 5/15/2046	4.98	111,200,000	111,512,750
US Treasury Notes 4.75% 2/15/2045	4.94	198,200,000	192,989,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,411,171,802)			19,454,226,454

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $241,572,058)	3.67	241,523,753	241,572,058

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $23,652,743,860)	19,695,798,512
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(72,507,704)
NET ASSETS - 100.0%	19,623,290,808

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	281,514,585	427,316,992	467,259,519	944,393	-	-	241,572,058	241,523,753	0.4%
Fidelity Securities Lending Cash Central Fund	-	204,757,536	204,757,536	971	-	-	-	-	0.0%
Total	281,514,585	632,074,528	672,017,055	945,364	-	-	241,572,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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